Note 12 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Potential Per Share Dividend Amounts Quarterly Price Levels

Quarterly Average Realized Silver Price ($ per ounce)	Quarterly Silver- Linked Dividend ($ per share)	Annualized Silver- Linked Dividend ($ per share)	Annualized Minimum Dividend ($ per share)	Annualized Dividends per Share: Silver- Linked and Minimum ($ per share)
<$20	$—	$—	$0.015	$0.015
$20	$0.0025	$0.01	$0.015	$0.025
$25	$0.0100	$0.04	$0.015	$0.055
$30	$0.0150	$0.06	$0.015	$0.075
$35	$0.0250	$0.10	$0.015	$0.115
$40	$0.0350	$0.14	$0.015	$0.155
$45	$0.0450	$0.18	$0.015	$0.195
$50	$0.0550	$0.22	$0.015	$0.235

Schedule of Stockholders' Equity Note, Warrants or Rights

Number of warrants	Exercise price	Expiration date
2,068,000	$1.57	February 2029
2,068,000	$8.02	April 2032

Share-Based Payment Arrangement, Performance Shares, Activity

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2021	1,813,895	$0.41
Granted	122,462	$13.70
Canceled	(174,108)	$0.76
Vested (1)	(887,827)	$—

Unvested, December 31, 2021	874,422	$2.61
Granted	322,796	$3.78
Vested (1)	(597,360)	$0.31

Unvested, December 31, 2022	599,858	$5.54
Granted	336,096	$3.54
Canceled	(109,727)	$5.30
Vested (1)	(205,425)	$8.17

Unvested, December 31, 2023	620,802	$3.63

(1) Vested on December 31 and distributed in February of the following year

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2021	3,936,134	$2.55
Granted	629,437	$7.88
Canceled	(770,416)	$2.82
Vested	(1,772,803)	$2.60

Unvested, December 31, 2021	2,022,352	$3.97
Granted	1,256,532	$4.41
Canceled	(177,801)	$4.41
Vested	(1,304,968)	$3.97

Unvested, December 31, 2022	1,796,115	$4.23
Granted	1,316,120	$5.05
Canceled	(336,060)	$4.90
Vested	(918,927)	$5.05

Unvested, December 31, 2023	1,857,248	$4.28